Income Taxes - Summary of Changes in Balance of Tax Loss Carryforwards (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Balance at beginning of the period	$ 21,522	$ 28,871	$ 25,879
Increase	5,768	4,985	6,029
Utilization of tax losses	(4,558)	(1,986)	(1,854)
Unused tax losses - 2028 to 2030		(7,830)	0
Effect of foreign currency exchange rates	(603)	(2,518)	(1,183)
Balance at end of the period	$ 22,129	$ 21,522	$ 28,871